Schedule of Investments (unaudited) October 31, 2019	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 91.8%

Aerospace & Defense — 2.9%
BAE Systems PLC	38,112,720	$284,690,997
Lockheed Martin Corp.	332,984	125,428,413
Northrop Grumman Corp.	280,776	98,967,924
Raytheon Co.	240,771	51,094,014

		560,181,348

Air Freight & Logistics — 0.9%
FedEx Corp.	1,194,645	182,374,506

Automobiles — 1.1%
General Motors Co.	5,459,695	202,882,266

Banks — 13.6%
Bank of America Corp.	17,324,424	541,734,739
Citigroup, Inc.	8,889,883	638,826,993
JPMorgan Chase & Co.	5,955,096	743,910,592
Wells Fargo & Co.	13,461,224	695,002,995

		2,619,475,319

Beverages — 1.0%
Constellation Brands, Inc., Class A	505,752	96,259,778
PepsiCo, Inc.	680,148	93,295,901

		189,555,679

Building Products — 0.5%
Johnson Controls International PLC	1,948,709	84,437,561
Masco Corp.	461,175	21,329,344

		105,766,905

Capital Markets — 3.9%
Charles Schwab Corp.	3,988,552	162,373,952
Goldman Sachs Group, Inc.	145,980	31,149,212
Morgan Stanley	6,130,474	282,308,328
Raymond James Financial, Inc.	1,143,090	95,436,584
State Street Corp.	2,706,716	178,832,726

		750,100,802

Chemicals — 1.3%
Corteva, Inc.(a)	3,618,504	95,456,135
Dow, Inc.(a)	955,589	48,247,689
DuPont de Nemours, Inc.	1,720,892	113,423,992

		257,127,816

Communications Equipment — 1.8%
Cisco Systems, Inc.	3,319,218	157,696,047

Security	Shares	Value

Communications Equipment (continued)
Motorola Solutions, Inc.	1,138,538	$189,361,640

		347,057,687

Construction Materials — 0.3%
CRH PLC	1,628,899	59,378,649

Containers & Packaging — 0.2%
International Paper Co.	693,111	30,275,089

Diversified Financial Services — 0.8%
AXA Equitable Holdings, Inc.	7,110,906	153,595,570

Diversified Telecommunication Services — 4.2%
BCE, Inc.	427,323	20,276,477
Verizon Communications, Inc.	13,158,309	795,682,945

		815,959,422

Electric Utilities — 2.2%
FirstEnergy Corp.	6,327,219	305,731,222
NextEra Energy, Inc.	511,861	121,996,951

		427,728,173

Energy Equipment & Services — 0.8%
Baker Hughes Co.	7,388,600	158,116,040

Food Products — 2.5%
Conagra Brands, Inc.	4,122,947	111,525,716
Kellogg Co.	1,914,672	121,639,112
Nestle SA, Registered Shares	2,245,176	240,191,874

		473,356,702

Health Care Equipment & Supplies — 5.1%
Alcon, Inc.(a)	2,034,861	120,337,857
Koninklijke Philips NV	8,589,600	376,860,715
Medtronic PLC	4,410,776	480,333,507

		977,532,079

Health Care Providers & Services — 5.7%
Anthem, Inc.	1,314,373	353,671,487
CVS Health Corp.	3,837,541	254,774,347
Humana, Inc.	908,702	267,340,128
McKesson Corp.	413,442	54,987,786
Quest Diagnostics, Inc.	826,865	83,720,081
UnitedHealth Group, Inc.	345,821	87,388,967

		1,101,882,796

Household Durables — 2.4%
Newell Brands, Inc.	7,885,702	149,591,767
Sony Corp.	5,074,300	308,868,292

		458,460,059

Industrial Conglomerates — 2.0%
General Electric Co.	18,495,886	184,588,942
Siemens AG, Registered Shares	1,816,032	209,570,077

		394,159,019

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance — 6.8%
American International Group, Inc.	6,478,197	$343,085,313
Arthur J Gallagher & Co.	2,229,107	203,339,141
Marsh & McLennan Cos., Inc.	269,811	27,957,816
MetLife, Inc.	6,847,451	320,392,232
Travelers Cos., Inc.	1,350,802	177,036,110
Willis Towers Watson PLC	1,267,235	236,846,221

		1,308,656,833

IT Services — 1.7%
Cognizant Technology Solutions Corp., Class A	5,441,629	331,612,871

Leisure Products — 0.2%
Mattel, Inc.(a)	3,066,101	36,609,246

Machinery — 0.7%
Pentair PLC	3,264,550	135,380,889

Media — 2.4%
Comcast Corp., Class A	7,941,914	355,956,585
Fox Corp., Class A	3,584,367	114,843,119

		470,799,704

Multi-Utilities — 0.3%
Public Service Enterprise Group, Inc.	990,819	62,728,751

Multiline Retail — 1.6%
Dollar General Corp.	1,936,470	310,493,600

Oil, Gas & Consumable Fuels — 8.5%
BP PLC	62,552,027	396,664,987
ConocoPhillips	1,689,831	93,278,671
Enterprise Products Partners LP	10,414,324	271,084,854
Equinor ASA	3,678,234	68,288,913
Marathon Oil Corp.	9,557,428	110,197,145
Marathon Petroleum Corp.	5,262,076	336,509,760
TOTAL SA — ADR	2,092,454	110,125,854
Williams Cos., Inc.	10,851,770	242,102,989

		1,628,253,173

Personal Products — 1.2%
Unilever NV — NY Shares	3,805,725	225,451,149

Pharmaceuticals — 6.1%
AstraZeneca PLC	3,043,311	296,775,218
Bayer AG, Registered Shares	2,905,835	225,423,538
Bristol-Myers Squibb Co.	2,763,822	158,560,468
Novo Nordisk A/S — ADR	1,122,028	61,958,386
Pfizer, Inc.	8,512,699	326,632,261
Sanofi	1,062,480	97,946,911

		1,167,296,782

Security	Shares	Value

Road & Rail — 0.4%
Union Pacific Corp.	498,973	$82,560,073

Semiconductors & Semiconductor Equipment — 1.0%
Marvell Technology Group Ltd.	2,148,889	52,411,403
NXP Semiconductors NV	741,049	84,242,450
QUALCOMM, Inc.	774,181	62,275,120

		198,928,973

Software — 2.5%
Constellation Software, Inc.	88,327	87,235,906
Microsoft Corp.	2,064,530	295,991,666
Oracle Corp.	1,761,193	95,967,406

		479,194,978

Specialty Retail — 0.9%
Lowe’s Cos., Inc.	1,576,794	175,985,978

Technology Hardware, Storage & Peripherals — 1.7%
Samsung Electronics Co. Ltd.	7,411,701	320,332,579

Tobacco — 1.9%
Altria Group, Inc.	6,991,255	313,138,311
Imperial Brands PLC	1,550,993	34,021,750
Philip Morris International, Inc.	133,933	10,907,504

		358,067,565

Trading Companies & Distributors — 0.7%
Ferguson PLC	1,528,656	130,537,015

Total Common Stocks — 91.8% (Cost — $13,286,856,508)		17,687,856,085

Preferred Stock

Household Products — 0.3%
Henkel AG & Co. KGaA, Preference Shares, 0.00%	664,487	69,022,060

Total Preferred Stocks — 0.3% (Cost — $65,162,671)		69,022,060

Total Long-Term Investments — 92.1% (Cost — $13,352,019,179)		17,756,878,145

Short-Term Securities — 8.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.70%(b)(c)	1,557,108,239	1,557,108,239

Total Short-Term Securities — 8.1% (Cost — $1,557,108,239)		1,557,108,239

Total Investments — 100.2% (Cost — $14,909,127,418)		19,313,986,384

Liabilities in Excess of Other Assets — (0.2)%		(43,206,054)

Net Assets — 100.0%		$19,270,780,330

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Equity Dividend Fund

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
(c)

During the period ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/2019	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,551,353,531	5,754,708	1,557,108,239	$1,557,108,239	$7,158,611	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ADR	American Depositary Receipts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee”) own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Equity Dividend Fund

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$275,490,351	$284,690,997	$—	$560,181,348
Air Freight & Logistics	182,374,506	—	—	182,374,506
Automobiles	202,882,266	—	—	202,882,266
Banks	2,619,475,319	—	—	2,619,475,319
Beverages	189,555,679	—	—	189,555,679
Building Products	105,766,905	—	—	105,766,905
Capital Markets	750,100,802	—	—	750,100,802
Chemicals	257,127,816	—	—	257,127,816
Communications Equipment	347,057,687	—	—	347,057,687
Construction Materials	—	59,378,649	—	59,378,649
Containers & Packaging	30,275,089	—	—	30,275,089
Diversified Financial Services	153,595,570	—	—	153,595,570
Diversified Telecommunication Services	815,959,422	—	—	815,959,422
Electric Utilities	427,728,173	—	—	427,728,173
Energy Equipment & Services	158,116,040	—	—	158,116,040
Food Products	233,164,829	240,191,873	—	473,356,702
Health Care Equipment & Supplies	480,333,507	497,198,572	—	977,532,079
Health Care Providers & Services	1,101,882,796	—	—	1,101,882,796
Household Durables	149,591,767	308,868,292	—	458,460,059
Industrial Conglomerates	184,588,942	209,570,077	—	394,159,019
Insurance	1,308,656,833	—	—	1,308,656,833
IT Services	331,612,871	—	—	331,612,871
Leisure Products	36,609,246	—	—	36,609,246
Machinery	135,380,889	—	—	135,380,889
Media	470,799,704	—	—	470,799,704
Multi-Utilities	62,728,751	—	—	62,728,751
Multiline Retail	310,493,600	—	—	310,493,600
Oil, Gas & Consumable Fuels	1,163,299,272	464,953,901	—	1,628,253,173
Personal Products	225,451,149	—	—	225,451,149
Pharmaceuticals	547,151,115	620,145,667	—	1,167,296,782
Road & Rail	82,560,073	—	—	82,560,073
Semiconductors & Semiconductor Equipment	198,928,973	—	—	198,928,973
Software	479,194,978	—	—	479,194,978
Specialty Retail	175,985,978	—	—	175,985,978
Technology Hardware, Storage & Peripherals	—	320,332,579	—	320,332,579
Tobacco	324,045,815	34,021,750	—	358,067,565
Trading Companies & Distributors	—	130,537,015	—	130,537,015
Preferred Stock	—	69,022,060	—	69,022,060
Short-Term Securities	1,557,108,239	—	—	1,557,108,239

	$16,075,074,952	$3,238,911,432	$—	$19,313,986,384

4